Finance income (expense)	12 Months Ended
Dec. 31, 2018
Disclosure Of Finance Income Expense Explanatory [Abstract]
Disclosure of finance income (cost) [text block]
30 Finance income (expense)

(€ million)	2018	2017	2016
Finance income (expense)
Finance income	3,967	3,924	5,850
Finance expense	(4,663)	(5,886)	(6,232)
Net finance income (expense) from financial assets held for trading	32	(111)	(21)
Income (expense) from derivative financial instruments	(307)	837	(482)
	(971)	(1,236)	(885)

The analysis of finance income (expense) was as follows:

(€ million)	2018	2017	2016
Finance income (expense) related to net borrowings
Interest and other finance expense on ordinary bonds	(565)	(638)	(639)
Net finance income (expense) on financial assets held for trading	32	(111)	(21)
Interest due to banks and other financial institutions	(120)	(113)	(118)
I nterest and other income on financial receivables and securities held for non-operating purposes	8	16	37
Interest from banks	18	12	15
	(627)	(834)	(726)
Exchange differences	341	(905)	676
Income (expense) from derivative financial instruments	(307)	837	(482)

Other finance income (expense)
Interest and other income on financing receivables and securities held for operating purposes	132	128	143
Capitalized finance expense	52	73	106
Finance expense due to the passage of time (accretion discount) (a)	(249)	(264)	(312)
Other finance income (expense)	(313)	(271)	(290)
	(378)	(334)	(353)
	(971)	(1,236)	(885)

(a)    The item related to the increase in provisions for contingencies that are shown at present value in non-current liabilities.

The analisys of derivative financial income (expense) is disclosed in note 23 — Derivative financial instruments and hedge accounting.

Finance income (expense) with
related parties are disclosed in note 36 — Transactions with related parties.